Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Additional Cash Flow Information [Abstract]
Summary of Net Change in Non-cash Operating Working Capital
Net change in non-cash operating working capital

	2022	2021
Trade and other receivables	(59,105)	(101,664)
Inventoried supplies	(1,498)	(1,233)
Prepaid expenses	9,924	(9,455)
Trade and other payables	(96,774)	154,292
	(147,453)	41,940